Provisions	12 Months Ended
Dec. 31, 2020
Text block1 [abstract]
Provisions
Note 18. Provisions
Accounting policy
A provision is recognized if, as a result of a past event, we have a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation.
The amount recognized as a provision is the best estimate of the expenditure required to settle the present obligation at the reporting date.
Provisions for retirement and other benefits
Our defined benefit obligations, and their cost, are determined using the projected unit credit method.
The method consists in measuring the obligation based on a projected end-of-career
salary and vested rights at the measurement date.
Actuarial assumptions used to determine the benefit obligations are specific to each country and each benefit plan. The discount rate used is the yield at the reporting date on AA credit-rated bonds with maturity dates that approximate the expected payments for our obligations.
Actuarial gains or losses are recognized in the statement of comprehensive loss for the year in which they occur.
Other long-term employee benefits
Our net obligation for long-term employee benefits other than retirement plans is equal to the value of employees’ future benefits vested in exchange for services rendered in the current and prior periods. The benefits are discounted and the fair value of any plan assets is deducted.
The obligation is measured using the projected unit credit method. The discount rate is the same as the one used for the provisions for retirement and other benefits. Actuarial gains or losses are recognized in profit or loss for the year in which they occur.
Termination benefits
Termination benefits are recognized as a liability and expense at the earlier of the following dates:

•	When the entity can no longer withdraw the offer of those benefits; and

•	When the entity recognizes costs for a restructuring that is within the scope of IAS 37 Provisions and involves the payment of termination benefits.

Details of provisions

	01/01/2019 as restated	Reclassification	Additions	Amounts used during the period	Reversals	OCI	12/31/2019
	$ in thousands
Pension	2,278	—	314	—	—	263	2,855
Loss on contract	—	1,043	690	(1,461)	—	—	272
Employee litigation and severance	41	—	715	(43)	(75)	1	639
Commercial litigation	850	—	2,604	(595)	(17)	(11)	2,832

Total	3,169	1,043	4,323	(2,099)	(92)	253	6,598

Non-current provisions	2,278		314	—	—	263	2,855
Current provisions	891	1,043	4,009	(2,099)	(92)	(10)	3,743

	01/01/2020	Additions	Amounts used during the period	Reversals	OCI	12/31/2020
Pension	2,855	410	—	—	745	4,010
Loss on contract	272	—	(272)	—	—	—
Employee litigation and severance	639	229	(308)	(49)	49	560
Commercial litigation	2,832	329	(1,692)	(985)	86	571

Total	6,598	968	(2,272)	(1,034)	881	5,141

Non-current provisions	2,855	410	—	—	745	4,010
Current provisions	3,743	558	(2,272)	(1,034)	136	1,131

*
As of January 1, 2019, Montvale, New Jersey facility lease agreement provision for loss on contract was scoped under IFRS 16 and classified as lease debts. During the period, the agreement has been discontinued which changed its treatment placing it outside the scope of IFRS 16 and resulting in the reclassification to “loss on contract” presented above.

During the year ended December 31, 2020, additions mainly relate to (i) commercial litigation for $0.3 million, (ii) employee litigation for $0.2 million and (ii) pension service cost of the period for $0.4 million. The amounts used and reversed during the period mainly relate to (i) fee payments in connection with the Montvale, New Jersey facility discontinuation, for $0.3 million, (ii) the settlement of employee litigation for $0.3 million and (iii) the settlement of a commercial litigation (for $2.7 million, of which $1.7 million was paid).
During the year ended December 31, 2019, additions mainly relate to (i) the discontinuation of the lease for a non-operational
facility in Montvale, New Jersey for $0.7 million, (ii) employee litigation for $0.7 million, (iii) operating charges relating to discussions with suppliers for $2.6 million and (iv) pension service cost of the period for $0.3 million. The amounts used during the period and the associated accrual reversals mainly relate to (i) payments in connection with the Montvale, New Jersey facility discontinuation, (ii) commercial litigation following the positive conclusion of discussions with a supplier, (iii) employee litigation following a settlement.
Commitments for compensation payable to employees upon their retirement
France
In France, pension funds are generally financed by employer and employee contributions and are accounted for as defined contribution plans, with the employer contributions recognized as expense as incurred. There are no actuarial liabilities in connection with these plans. Expenses recorded in the years ended December 31, 2018, 2019 and 2020 amounted to $1.5 million, $1.1 million and $1.5 million, respectively.

French law also requires payment of a lump sum retirement indemnity to employees based on years of service and annual compensation at retirement. Benefits do not vest prior to retirement. We are paying this defined benefit plan. It is calculated as the present value of estimated future benefits to be paid, applying the projected unit credit method whereby each period of service is seen as giving rise to an additional unit of benefit entitlement, each unit being measured separately to build up the final.
The calculation of legal compensation for termination has changed in 2017 following the publication of a new French law.
The two important changes are:

•	Seniority conditions: the employee must be entitled to an indemnity of 8 working months against one year before.

•	Calculation of the allowance: 1/4 of a month of salary per year of seniority up to 10 years, against 1/5 before, and no change beyond the 11th year.
As part of the estimation of the retirement indemnity to employee, the following assumptions were used for all categories of employees:

	2018	2019	2020
% social security contributions	45.00%	45.00%	45.00%
Salary increases	3.50%	3.50%	3.50%
Discount rate	1.75%	1.00%	0.68%
Terms of retirement	voluntary retirement
Retirement age	65 years old	65 years old	65 years old
The discount rates are based on the market yield at the end of the reporting period on high quality corporate bonds.
The following table shows reconciliation from the opening balances to the closing balances for net defined benefit liability and its components.

$ in thousands
As of January 1, 2018	(2,194)

Current service cost	(276)
Interest cost	(38)
Benefit paid	54
Actuarial gains and losses	70
Reclassification/CTA	105
As of December 31, 2018	(2,278)

Current service cost	(275)
Interest cost	(39)
Benefit paid
Actuarial gains and losses	(303)
Reclassification/CTA	40
As of December 31, 2019	(2,855)

Current service cost	(381)
Interest cost	(29)
Benefit paid
Actuarial gains and losses	(411)
Reclassification/CTA	(334)
As of December 31, 2020	(4,010)

United States of America
There is no defined benefit plan for Cellectis S.A.’s subsidiaries located in the United States.